Investment properties (Tables)	12 Months Ended
Jun. 30, 2024
Investment properties
Schedule of investment properties

£’000
At 1 July 2022
Cost	32,193
Accumulated depreciation and impairment	(11,920)
Net book amount	20,273
Year ended 30 June 2023
Opening net book amount	20,273
Depreciation charge	(280)
Closing net book amount	19,993
At 30 June 2023
Cost	32,193
Accumulated depreciation and impairment	(12,200)
Net book amount	19,993
Year ended 30 June 2024
Opening net book amount	19,993
Depreciation charge	(280)
Closing net book amount	19,713
At 30 June 2024
Cost	32,193
Accumulated depreciation and impairment	(12,480)
Net book amount	19,713

Schedule of other amounts recognized in profit or loss for investment properties

	2024	2023
	£’000	£’000
Rental revenue	1,965	2,215
Direct operating credits from properties, all of which generated rental revenue	(81)	(23)